LEASES (Details - Finance lease maturity) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 33
2026	33
2027	33
2028	16
Total	115
Imputed interest	(14)
Present value of lease liabilities	$ 101	$ 130